Warrants to Purchase Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants Abstract
Schedule of Warrant Activity

The following table presents the Company’s warrants as of March 31, 2025:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2024	88,510	$14.54	3.26
Issued	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
Warrants as of March 31, 2025	88,510	$14.54	3.01

The following table presents the Company’s warrants as of December 31, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2022	109,584	$13.25	4.53
Issued	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
Warrants as of December 31, 2023	109,584	$13.25	3.53
Issued	-	$-	-
Forfeited	(21,074)	$7.80	-
Exercised	-	$-	-
Warrants as of December 31, 2024	88,510	$14.54	3.26